Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Accounts Receivable, Net

Note 4 - Accounts Receivable, Net

	March 31,
	2025	2024
Accounts receivable	$4,862,723	$2,944,486
Less: Allowance for credit losses	(1,552,580)	(1,159,182)
Accounts receivable, net	$3,310,143	$1,785,304

The following table represent the movement of the allowance for doubtful accounts:

	For the Years Ended March 31,
	2025	2024
Balance at the beginning of the year	$1,159,182	$787,417
Additions charged to bad debt expense	401,448	412,316
Foreign exchange gain	(8,050)	(41,551)
Balance at the end of the year	$1,552,580	$1,159,182

As of July 18, 2025, approximately $0.6 million, or 12%, of the accounts receivable balance as of March 31, 2025 has been collected.